Prospectus Supplement

June 18, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2018

U.S. Real Estate Portfolio (the "Fund")

The maximum expense ratio of each share Class and contractual advisory fee rate of the Fund have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class IS
Advisory Fee[3]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses	0.23%	0.30%	0.35%	0.67%	0.14%
Total Annual Fund Operating Expenses[4]	0.93%	1.25%	1.80%	2.37%	0.84%
Fee Waiver and/or Expense Reimbursement[4]	0.03%	0.00%	0.05%	0.37%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	0.90%	1.25%	1.75%	2.00%	0.83%

The Example information under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$92	$293	$512	$1,140
Class A	$646	$901	$1,175	$1,957
Class L	$178	$562	$970	$2,112
Class C	$303	$704	$1,232	$2,678
Class IS	$85	$267	$465	$1,036

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$92	$293	$512	$1,140
Class A	$646	$901	$1,175	$1,957
Class L	$178	$562	$970	$2,112
Class C	$203	$704	$1,232	$2,678
Class IS	$85	$267	$465	$1,036

The third footnote following the Example information under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

3  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.

4  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I, 1.25% for Class A, 1.75% for Class L, 2.00% for Class C and 0.83% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Fund, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A, Class L, Class C and Class IS shares of the Fund is hereby deleted and replaced with the following:

Fund	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
U.S. Real Estate	0.90%	1.25%	1.75%	2.00%	0.83%

Please retain this supplement for future reference.

  IFIUSREADVPROSPT

Prospectus Supplement

June 18, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2018

Global Real Estate Portfolio
(the "Fund")

The maximum expense ratio of each share Class and contractual advisory fee rate of the Fund have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class IS
Advisory Fee[3]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses	0.22%	0.25%	0.33%	0.84%	0.12%
Total Annual Fund Operating Expenses[4]	1.02%	1.30%	1.88%	2.64%	0.92%
Fee Waiver and/or Expense Reimbursement[4]	0.02%	0.00%	0.03%	0.54%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	1.00%	1.30%	1.85%	2.10%	0.92%

The Example information under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$102	$323	$561	$1,246
Class A	$650	$915	$1,200	$2,010
Class L	$188	$588	$1,013	$2,199
Class C	$313	$769	$1,352	$2,934
Class IS	$94	$293	$509	$1,131

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$102	$323	$561	$1,246
Class A	$650	$915	$1,200	$2,010
Class L	$188	$588	$1,013	$2,199
Class C	$213	$769	$1,352	$2,934
Class IS	$94	$293	$509	$1,131

The third footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

3  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule, effective July 1, 2018.

4  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I, 1.35% for Class A, 1.85% for Class L, 2.10% for Class C and 0.94% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

With respect to the Fund, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A, Class L, Class C and Class IS shares of the Fund is hereby deleted and replaced with the following:

Fund	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
Global Real Estate	1.00%	1.35%	1.85%	2.10%	0.94%

Please retain this supplement for future reference.

  IFIGREADVPROSPT

Statement of Additional Information Supplement

June 18, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 18, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2018

Global Real Estate Portfolio
U.S. Real Estate Portfolio
(the "Funds")

The maximum expense ratio of each share Class and the contractual advisory fee rate of the Funds have been decreased, effective July 1, 2018. Accordingly, effective July 1, 2018, the Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fee and the maximum expense ratios for each Fund is hereby deleted and replaced with the following:

Fund	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IS
Global Real Estate	0.80% of the portion of the daily net assets not exceeding $2 billion; and 0.75% of the portion of the daily net assets exceeding $2 billion.	1.00%	1.35%	1.85%	2.10%	0.94%
U.S. Real Estate	0.70% of the portion of the daily net assets not exceeding $500 million; 0.65% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.60% of the portion of the daily net assets exceeding $1 billion.	0.90%	1.25%	1.75%	2.00%	0.83%

Please retain this supplement for future reference.